Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of changes in other provisions
Provisions consisted of the following:

	At December 31
	2018			2017
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Product warranty and recall campaigns	€2,745	€4,015	€6,760	€2,676	€4,049	€6,725
Sales incentives	5,999	—	5,999	5,377	—	5,377
Legal proceedings and disputes	849	428	1,277	125	551	676
Commercial risks	442	272	714	481	334	815
Restructuring	134	31	165	26	44	70
Other risks	314	815	1,129	324	792	1,116
Total Provisions	€10,483	€5,561	€16,044	€9,009	€5,770	€14,779

Disclosure of other provisions
Changes in Provisions were as follows:

	At January 1, 2018	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Other changes	At December 31, 2018
	(€ million)
Product warranty and recall campaigns	€6,725	€3,241	€(3,272)	€—	€180	€(118)	€4	€6,760
Sales incentives	5,377	14,514	(14,014)	(35)	162	—	(5)	5,999
Legal proceedings and disputes	676	971	(113)	(67)	(6)	(59)	(125)	1,277
Commercial risks	815	426	(457)	(65)	21	(27)	1	714
Restructuring costs	70	105	(26)	(3)	—	(4)	23	165
Other risks	1,116	323	(230)	(84)	17	(2)	(11)	1,129
Total Provisions	€14,779	€19,580	€(18,112)	€(254)	€374	€(210)	€(113)	€16,044